Trade Receivables - Summary of Trade Receivables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of financial assets [line items]
Allowance for impairment losses	¥ (12,555)	¥ (14,389)
Trade receivables	793,245	800,463
Gross carrying amount [member] | Trade accounts and notes receivable [member]
Disclosure of financial assets [line items]
Trade receivables	712,180	688,102
Gross carrying amount [member] | Other [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 93,620	¥ 126,750